Provision for Legal Proceedings (Details) - Schedule of provision for legal proceedings - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision for Legal Proceedings (Details) - Schedule of provision for legal proceedings [Line Items]
Balance	R$ 205	R$ 282	R$ 349
Restricted deposits for legal proceedings	(44)	(112)
Net provision of judicial deposits	121	93
Additions	101	91	148
Reversals	(108)	(139)	(71)
Payments	(49)	(49)	(41)
Monetary correction	16	20	12
Conversion adjustment to reporting currency			24
Discontinued operation			(139)
Balance	165	205	282
Tax Claims [Member]
Provision for Legal Proceedings (Details) - Schedule of provision for legal proceedings [Line Items]
Balance	109	169	221
Restricted deposits for legal proceedings	(7)	(65)
Net provision of judicial deposits	48	44
Additions	14	39	27
Reversals	(73)	(106)	(9)
Payments			(1)
Monetary correction	5	7	1
Conversion adjustment to reporting currency			18
Discontinued operation			(88)
Balance	55	109	169
Social Security and Labor [Member]
Provision for Legal Proceedings (Details) - Schedule of provision for legal proceedings [Line Items]
Balance	69	64	75
Restricted deposits for legal proceedings	(29)	(45)
Net provision of judicial deposits	57	24
Additions	74	44	42
Reversals	(31)	(23)	(43)
Payments	(33)	(21)	(5)
Monetary correction	7	5	8
Conversion adjustment to reporting currency			2
Discontinued operation			(15)
Balance	86	69	64
Civil [Member]
Provision for Legal Proceedings (Details) - Schedule of provision for legal proceedings [Line Items]
Balance	27	49	53
Restricted deposits for legal proceedings	(8)	(2)
Net provision of judicial deposits	16	25
Additions	13	8	79
Reversals	(4)	(10)	(19)
Payments	(16)	(28)	(35)
Monetary correction	4	8	3
Conversion adjustment to reporting currency			4
Discontinued operation			(36)
Balance	R$ 24	R$ 27	R$ 49